Preferred Shares and Shareholders' Deficit - Schedule of Aggregate Liquidation Preference (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, liquidation preference	$ 55,000	$ 55,000	$ 20,000
Preferred A Shares [Member]
Preferred shares, liquidation preference		30,000	20,000
Preferred A-1 Shares [Member]
Preferred shares, liquidation preference		7,500
Preferred B Shares [Member]
Preferred shares, liquidation preference		10,500
Preferred B-1 Shares [Member]
Preferred shares, liquidation preference		$ 7,000